Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statements of Comprehensive Income
Net Income	$ 280,576	$ 297,575	$ 527,926	$ 557,658
Other comprehensive income loss derivatives qualifying as hedges before tax	7,071	3,993	14,030	19,890
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,355	6,390	8,709	12,788
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	37,770	(59,178)	(9,286)	(127,370)
Other comprehensive income loss tax	(3,611)	(3,233)	(7,161)	(9,917)
Other comprehensive income (loss), net of tax	45,585	(52,028)	6,292	(104,609)
Total comprehensive income	326,161	245,547	534,218	453,049
Comprehensive income attributable to Noncontrolling interests	47,216	34,715	89,071	67,317
Comprehensive income attributable to the Company	$ 278,945	$ 210,832	$ 445,147	$ 385,732